Trust Pass-Through Securities - Summary of Trust Pass-through Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of trust pass-through securities [line items]
Trust pass-through securities	€ 136	€ 133	[1]	€ 133
USD 225 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.65%
Year of issue	1996
Year of maturity	2026
Trust pass-through securities	€ 92	90
USD 190 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.625%
Year of issue	1997
Year of maturity	2037
Trust pass-through securities	€ 44	€ 43

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.